Revenues (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Remaining performance obligations	$ 900	$ 906
Revenue remaining performance obligation expected period description	The Company expects to recognize during the next 12 months.